Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Schedule of Accounts Payable and Accrued Expenses

	March 31, 2025	December 31, 2024
Accounts payable	$4	$1,434
Accrued research projects	70	64
Accrued compensation and benefits	606	565
Accrued professional fees and other	519	1,909
Total	$1,199	$3,972

	December 31, 2024	December 31, 2023
Accounts payable	$1,434	$11,583
Accrued research projects	64	4,343
Accrued compensation and benefits	565	6,519
Accrued professional fees and other	1,909	3,147
Total	$3,972	$25,592